Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares
Accounts payable	¥ 78,267	¥ 72,299
Deferred revenue	17,001	14,530
Salary and welfare payable	93,288	68,935
Taxes payable	5,809	2,631
Short-term loans	39,508	0
Lease liabilities due within one year	3,709	0
Accrued expenses and other current liabilities	51,047	33,729
Lease liabilities	587	0
Other non-current liabilities	¥ 5,411	¥ 0
Convertible Redeemable Preferred Shares,Shares Outstanding		569,036,090
Common Stock [Member]
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized	1,500,000,000	930,963,910
Ordinary shares, shares issued	941,464,520	285,428,430
Ordinary shares, shares outstanding	924,318,450	260,000,000
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	100,000,000
Convertible Redeemable Preferred Share Issued	0	100,000,000
Convertible Redeemable Preferred Shares,Shares Outstanding	0	100,000,000
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.31
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 2.93
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	116,666,650
Convertible Redeemable Preferred Share Issued	0	116,666,650
Convertible Redeemable Preferred Shares,Shares Outstanding	0	116,666,650
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.33
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.09
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	142,583,330
Convertible Redeemable Preferred Share Issued	0	142,583,330
Convertible Redeemable Preferred Shares,Shares Outstanding	0	142,583,330
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58
Series C1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	34,697,360
Convertible Redeemable Preferred Share Issued	0	34,697,360
Convertible Redeemable Preferred Shares,Shares Outstanding	0	34,697,360
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	26,912,090
Convertible Redeemable Preferred Share Issued	0	26,912,090
Convertible Redeemable Preferred Shares,Shares Outstanding	0	26,912,090
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.40
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.03
Series D Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			0.0001
Convertible Redeemable Preferred Share Authorized	0	128,152,790
Convertible Redeemable Preferred Share Issued	0	128,152,790
Convertible Redeemable Preferred Shares,Shares Outstanding	0	128,152,790
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.52
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48
Series D1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares			$ 0.0001
Convertible Redeemable Preferred Share Authorized	0	20,023,870
Convertible Redeemable Preferred Share Issued	0	20,023,870
Convertible Redeemable Preferred Shares,Shares Outstanding	0	20,023,870
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.51
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable | ¥	¥ 73,986	¥ 72,164
Deferred revenue | ¥	16,200	14,400
Salary and welfare payable | ¥	88,464	66,810
Short-term loans | ¥	39,508	0
Lease liabilities due within one year | ¥	3,542	0
Accrued expenses and other current liabilities | ¥	41,559	32,108
Lease liabilities | ¥	587	0
Other non-current liabilities | ¥	0	0
Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member]
Salary and welfare payable | ¥	88,500	66,800
Taxes payable | ¥	¥ 4,600	¥ 2,600